Restructuring - Summary of Related to Company's Restructuring Activity (Details) - Employee Severance and Related Benefits $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges	$ 430
Payments	393
Ending Balance	$ 37